Retirement Benefits - Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of fair value of plan assets [Line Items]
Total	¥ (330,739)	¥ (110,075)	¥ (17,928)
Plan assets [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,820,599	1,663,637	¥ 1,642,554
Plan assets [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	801,308	847,740
Plan assets [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	1,019,291	815,897
Plan assets [member] | Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	354,498	327,167
Debt instruments	227,366	230,979
General account of life insurance companies	41,916	41,595
Other investments and short-term assets	593,812	460,237
Plan assets [member] | Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	185,613	195,852
Debt instruments	8,306	16,857
General account of life insurance companies	148
Other investments and short-term assets	16,756	42,810
Plan assets [member] | Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	168,885	131,315
Debt instruments	219,060	214,122
General account of life insurance companies	41,768	41,595
Other investments and short-term assets	577,056	417,427
Plan assets [member] | Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	582,955	513,806
Other short-term assets	20,052	89,853
Plan assets [member] | Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	579,890	511,553
Other short-term assets	10,595	80,668
Plan assets [member] | Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	3,065	2,253
Other short-term assets	¥ 9,457	¥ 9,185